INCOME TAXES - Components of the provision for income taxes (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred
Federal	$ (232)	$ (258,593)
ENERGY VAULT HOLDINGS, INC
Current
State			$ 830	$ 810
Total current tax provision			830	810
Deferred
Total provision for income taxes			$ 830	$ 810